Shareholders' Equity and Equity incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Schedule of share option activity of equity incentive plan
	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2022	9,054,293	$2.38	6.20	$165,347
Granted	-
Exercised	(1,258,511)	$1.24		$48,312
Forfeited	(34,125)	$2.07
Balance as of December 31, 2023	7,761,657	$2.56	5.44	$287,694
Exercisable as of December 31, 2023	7,368,603	$2.47	5.37	$294,894

Schedule of restricted stock unit activity
	Amount of RSU’s	Weighted average grant date fair value

Unvested as of December 31, 2022	1,348,682	$36.18
Granted	1,515,673	28.55
Vested	(757,613)	34.38
Forfeited	(149,685)	30.08

Unvested as of December 31, 2023	1,957,057	$31.15

Schedule of share-based compensation expense
	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Cost of revenue	$85	$262	$639
Research and development	4,192	21,970	26,266
Sales and marketing	1,287	3,877	4,259
General and administrative	6,437	12,800	13,796
Total share-based compensation expense	$12,001	$38,909	$44,960

Schedule of ordinary shares reserved for future issuance
	December 31,
	2022	2023

Outstanding share options	9,054,293	7,761,657
Unvested RSU’s	1,348,682	1,957,057
Remaining shares available for future issuance under the Incentive Plan	19,705,622	18,370,826

Total shares of Ordinary Shares reserved	30,108,597	28,089,540